Supplement dated November 12, 2010

supplementing the Prospectus,

dated May 1, 2010,

as may be revised or supplemented from time to time

of Hansberger International Series

Telephone No. 800-414-6927

EMERGING MARKETS FUND (the “Fund”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Effective immediately, Ronald W. Holt replaces Victoria Gretsky a as co-portfolio manager of the Fund. All references to Ms. Gretsky are removed.

Effective immediately, the sub-section “Portfolio Managers” in the section “Management” with respect to the Fund is amended as follows:

Ronald W. Holt, CFA, President and Chief Executive Officer, has served as co-portfolio manager of the Fund since November 2010.

Effective immediately, the information in the sub-section “Portfolio Management Teams” with respect to Mr. Holt is removed and replaced with the following:

Ronald W. Holt, CFA co-manages the International Value Fund, Emerging Markets Fund and the All Countries Fund®. He joined the Adviser in 1997 and serves as the President, Chief Executive Officer and Co-Chief Investment Officer for the Value team. Prior to assuming the roles of Chief Executive Officer and Co-Chief Investment Officer for the Value team, Mr. Holt was President and Managing Director of Research of the Adviser. From 1991 to 1997 he was a Vice President in the Corporate and Institutional Client Group at Merrill Lynch. Mr. Holt has been granted the designation of Chartered Financial Analyst.

Francisco Alzuru and Aureole Foong continue to serve as co-portfolio managers of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement dated November 12, 2010

supplementing the Statement of Additional Information,

dated May 1, 2010,

as may be revised or supplemented from time to time

of Hansberger International Series

Telephone No. 800-414-6927

EMERGING MARKETS FUND (the “Fund”)

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and should be read in conjunction with such SAI.

Effective immediately, Ronald W. Holt replaces Victoria Gretsky as a co-portfolio manager of the Fund. All references to Ms. Gretsky are removed.

In addition, all references to the funds managed by Ronald W. Holt in the sub-sections “Fund Shares Owned by Portfolio Managers” and “Other Managed Accounts” within the section “Portfolio Management Teams” are hereby amended to include the Emerging Markets Fund.

Francisco Alzuru and Aureole Foong continue to serve as co-portfolio managers of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE